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                           ONE GROUP(R) MUTUAL FUNDS

                 Supplement dated March 8, 2002 to Prospectus
                            Dated November 1, 2001

On April 1, 2002, One Group Dealer Services, Inc., an affiliate of Bank One Corporation, replaces The One Group Services Company as distributor for One Group Mutual Funds. As of that date, the term "Distributor" as used in the prospectus is a reference to One Group Dealer Services, Inc. Affiliates of Bank One Corporation receive fees for providing services to the Funds.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE


TOG-F-DIST